Segment Information - Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 1,908	$ 5,595	$ 20,825
Operating costs and expenses	8,997	14,460	17,549
Selling and administrative	1,885	1,878	2,480
Depreciation and amortization	2,233	2,241	2,160
Operating Income (Loss)	(7,089)	(8,865)	3,276
Capital expenditures	3,607	3,620	5,429
Assets	53,344	53,593	45,058
Goodwill impairment	226	2,096
Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	4,655	8,245	12,909
NAA
Segment Reporting Information [Line Items]
Revenues	1,108	3,627	13,612
Selling and administrative	953	1,066	1,427
Depreciation and amortization	1,352	1,413	1,364
Operating Income (Loss)	(3,928)	(5,794)	2,451
Capital expenditures	2,397	1,430	2,781
Assets	25,606	25,257	27,102
Goodwill impairment	0	1,319
NAA | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	2,730	5,623	8,370
EA
Segment Reporting Information [Line Items]
Revenues	712	1,790	6,650
Selling and administrative	568	523	744
Depreciation and amortization	728	672	645
Operating Income (Loss)	(2,617)	(2,729)	1,115
Capital expenditures	515	2,036	2,462
Assets	16,088	16,505	15,473
Goodwill impairment	226	777
EA | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	1,807	2,548	4,146
Cruise Support
Segment Reporting Information [Line Items]
Revenues	42	68	173
Selling and administrative	335	262	281
Depreciation and amortization	129	128	115
Operating Income (Loss)	(477)	(313)	(347)
Capital expenditures	660	144	143
Assets	11,014	11,135	1,861
Cruise Support | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	55	(10)	125
Tour and Other
Segment Reporting Information [Line Items]
Revenues	46	110	390
Selling and administrative	27	27	28
Depreciation and amortization	23	28	36
Operating Income (Loss)	(67)	(29)	56
Capital expenditures	35	11	43
Assets	637	696	623
Tour and Other | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses	$ 63	$ 84	$ 268